Warrant Liabilities (Details) - USD ($)	Jul. 17, 2024	Sep. 15, 2022	Aug. 02, 2022	Jan. 03, 2022	Nov. 30, 2023
Warrant Liabilities [Line Items]
Agreement amount			$ 3,200,000
Issuance of convertible notes					$ 15
Percentage of warrants			100.00%
Warrant exercises	$ 525,000
Warrant term		2 years	2 years
Issuance of adjusted shares (in Shares)			253,968
Warrants exercise price per share (in Dollars per share)			$ 12.6
Warrants exercised			$ 3,200,000
Agreement of warrants price per share (in Dollars per share)			$ 12.6
Percentage of warrant holder			4.99%
Convertible Notes [Member]
Warrant Liabilities [Line Items]
Agreement amount				$ 10,000,000
Issuance of convertible notes				$ 10,000,000
Percentage of warrants				80.00%
Warrant exercises				$ 8,000,000
Warrant term				2 years
Exercise of convertible notes (in Dollars per share)				$ 37.4
Exercise of warrant				4.99%